Goodwill, Long-lived Asset and Intangibles - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets [Line Items]
Goodwill	$ 2,293,935,000		$ 2,293,044,000	$ 2,293,935,000
Goodwill impairment charges			0	545,293,000	$ 152,712,000
Long-lived asset impairment charges	26,500,000		0		0
Amortization expense			35,600,000	34,100,000	$ 33,800,000
Estimated amortization expense in 2022			34,400,000
Estimated amortization expense in 2023			34,400,000
Estimated amortization expense in 2024			34,400,000
Estimated amortization expense in 2025			34,400,000
Estimated amortization expense in 2026			34,400,000
Lubricants and Specialty Products
Goodwill and Intangible Assets [Line Items]
Goodwill	247,590,000		$ 246,699,000	$ 247,590,000
Goodwill impairment charges	$ 81,900,000
Cheyenne
Goodwill and Intangible Assets [Line Items]
Impairment of long-lived assets		$ 232,200,000
PCLI
Goodwill and Intangible Assets [Line Items]
Impairment of long-lived assets		$ 204,700,000